Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets:
Amount due from related parties	$ 77
Amount due to related parties	163	12,423
KOAS [Member]
Balance Sheets:
Amount due from related parties	27
Amount due to related parties	141	12,423
KNOT [Member]
Balance Sheets:
Amount due from related parties	50
Amount due to related parties	$ 22